Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:

	December 31,
	2023	2022	2021
	%	%	%
BMY (including Celgene)	72	77	80
Sanofi	25	16	—
Merck	3	—	—
GTA	—	—	13
Others	—	7	7
	100%	100%	100%

Disclosure of geographical areas	The Group’s non-current assets are held in the following geographies as at December 31, 2023:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,013	—	6,186
Other intangible assets, net	2,815	25,644	—	28,459
Property, plant and equipment, net	42,059	6,467	428	48,954
Right-of-use assets, net	9,177	6,634	2,702	18,513
The Group’s non-current assets are held in the following geographies as at December 31, 2022:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,148	—	6,321
Other intangible assets, net	2,688	30,914	—	33,602
Property, plant and equipment, net	30,893	6,647	108	37,648
Right-of-use assets, net	10,403	4,391	—	14,794
By Geographical Market:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
United Kingdom	—	—	—
France	5,075	4,379	—
Rest of Europe	619	1,846	1,599
United States of America	14,385	20,998	22,197
Rest of the World	—	—	3,563
	20,079	27,223	27,359